Retirement Benefits (Reconciliation For All Assets And Liabilities Measured At Fair Value On A Recurring Basis Using Significant Unobservable Level 3 Inputs) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the year	$ 18.2
Total Realized/Unrealized Gains (Losses) Included in Net Income	0.2	(7.6)
Total Realized/Unrealized Gains (Losses) Included in Other Comprehensive Income (Loss)	2.0	(4.5)
Fair value of plan assets at end of the year	20.7	18.2
Stable Asset Fund [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the year		129.6
Total Realized/Unrealized Gains (Losses) Included in Net Income
Total Realized/Unrealized Gains (Losses) Included in Other Comprehensive Income (Loss)
Purchases, Sales, Issuances and Settlements
Transfer in to Level 3
Transfers out of Level 3		(129.6)
Fair value of plan assets at end of the year